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[LINCOLN FINANCIAL GROUP(R) LOGO]


                                                                LEGAL DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                       1300 SOUTH CLINTON STREET
                                                       FORT WAYNE, INDIANA 46802

                                                               MARY JO ARDINGTON
                                                       ASSOCIATE GENERAL COUNSEL
                                                             PHONE: 260-455-3917
                                                        MaryJo.Ardington@LFG.com

VIA EDGAR

December 16, 2014

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account L The Lincoln National Life Insurance Company
         Lincoln RETIREMENT INCOME ROLLOVER(SM) Version 1
         File Nos. 811-07645; 333-198911)

Commissioners:

On behalf of The Lincoln National Life Insurance Company ("Company") and Lincoln National Variable Annuity Account L ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed September 24, 2014). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

An acceleration request from the Company and the Account requesting an effective date of December 19, 2014, or as soon as practicable thereafter, will be submitted in a separate filing.

Any questions or comments regarding this filing should be directed to me at the number listed above. Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Associate General Counsel